Composition of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Current income tax (expense) benefit	¥ 0	$ 0	¥ 0	¥ 0
Deferred taxation	(208,356,387)	(32,023,790)	24,295,298	6,324,015
Change in valuation allowance	208,356,387	32,023,790	(30,374,580)	(6,324,015)
Income tax benefit			(6,079,282)
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(84,042,632)	(12,917,116)	(22,553,453)	(31,447,143)
Change in valuation allowance	84,042,632	12,917,116	22,553,453	31,447,143
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(124,313,755)	(19,106,674)	46,848,751	37,771,158
Change in valuation allowance	¥ 124,313,755	$ 19,106,674	¥ (52,928,033)	¥ (37,771,158)